Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	CAPITAL INCOME BUILDER
Central Index Key	0000811968
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
CAPITAL INCOME BUILDER® | Class A
Prospectus:
Trading Symbol	CAIBX
CAPITAL INCOME BUILDER® | Class R-1
Prospectus:
Trading Symbol	RIRAX
CAPITAL INCOME BUILDER® | Class R-2
Prospectus:
Trading Symbol	RIRBX
CAPITAL INCOME BUILDER® | Class R-3
Prospectus:
Trading Symbol	RIRCX
CAPITAL INCOME BUILDER® | Class R-4
Prospectus:
Trading Symbol	RIREX
CAPITAL INCOME BUILDER® | Class R-5
Prospectus:
Trading Symbol	RIRFX
CAPITAL INCOME BUILDER® | Class B
Prospectus:
Trading Symbol	CIBBX
CAPITAL INCOME BUILDER® | Class C
Prospectus:
Trading Symbol	CIBCX
CAPITAL INCOME BUILDER® | Class F-1
Prospectus:
Trading Symbol	CIBFX
CAPITAL INCOME BUILDER® | Class 529-A
Prospectus:
Trading Symbol	CIRAX
CAPITAL INCOME BUILDER® | Class 529-B
Prospectus:
Trading Symbol	CIRBX
CAPITAL INCOME BUILDER® | Class 529-C
Prospectus:
Trading Symbol	CIRCX
CAPITAL INCOME BUILDER® | Class 529-E
Prospectus:
Trading Symbol	CIREX
CAPITAL INCOME BUILDER® | Class 529-F-1
Prospectus:
Trading Symbol	CIRFX
CAPITAL INCOME BUILDER® | Class F-2
Prospectus:
Trading Symbol	CAIFX
CAPITAL INCOME BUILDER® | Class R-6
Prospectus:
Trading Symbol	RIRGX
CAPITAL INCOME BUILDER® | Class R-2E
Prospectus:
Trading Symbol	RCEEX
CAPITAL INCOME BUILDER® | Class R-5E
Prospectus:
Trading Symbol	RIRHX
CAPITAL INCOME BUILDER® | Class F-3
Prospectus:
Trading Symbol	CFIHX
CAPITAL INCOME BUILDER® | Class 529-T
Prospectus:
Trading Symbol	TCBBX
CAPITAL INCOME BUILDER® | Class T
Prospectus:
Trading Symbol	TCIBX